UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Hedged Stock Fund

Semiannual Report

May 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2018

Eaton Vance

Hedged Stock Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Hedged Stock Fund

May 31, 2018

Performance1,2

Portfolio Manager Charles Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/29/2008	02/29/2008	1.05%	5.05%	4.84%	2.87%
Class A with 5.75% Maximum Sales Charge	—	—	–4.80	–0.94	3.61	2.27
Class C at NAV	02/29/2008	02/29/2008	0.80	4.36	4.06	2.10
Class C with 1% Maximum Sales Charge	—	—	–0.20	3.36	4.06	2.10
Class I at NAV	02/29/2008	02/29/2008	1.32	5.43	5.11	3.12
S&P 500 Index	—	—	3.16%	14.38%	12.97%	9.13%
CBOE S&P 500 95-110 Collar Index	—	—	1.22	10.29	7.06	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.72%	2.47%	1.47%
Net				1.15	1.90	0.90

Fund Profile

Sector Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Apple, Inc.	4.0%

Amazon.com, Inc.	3.4

Microsoft Corp.	3.3

Alphabet, Inc., Class C	3.2

Facebook, Inc., Class A	3.1

Bank of America Corp.	2.8

Johnson & Johnson	2.6

Walt Disney Co. (The)	2.5

FedEx Corp.	2.3

Mondelez International, Inc., Class A	2.2

Total	29.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hedged Stock Fund

May 31, 2018

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 95-110 Collar Index is an unmanaged index of the S&P 500 stocks with a collar option strategy of buying put options and selling call options. The CBOE S&P 500 95-110 Collar Index commenced on September 2008; accordingly the Ten Year return is not available. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Hedged Stock Fund

May 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 – May 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/1/17)	Ending Account Value (5/31/18)	Expenses Paid During Period* (12/1/17 – 5/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.50	$5.76	**	1.15%
Class C	$1,000.00	$1,008.00	$9.51	**	1.90%
Class I	$1,000.00	$1,013.20	$4.52	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$5.79	**	1.15%
Class C	$1,000.00	$1,015.50	$9.55	**	1.90%
Class I	$1,000.00	$1,020.40	$4.53	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2017.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

Hedged Stock Fund

May 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 100.4%
Security	Shares	Value

Aerospace & Defense — 3.5%
CAE, Inc.	18,256	$384,522
Raytheon Co.(1)	2,722	570,259
Textron, Inc.(1)	4,500	299,610
		$1,254,391

Air Freight & Logistics — 2.3%
FedEx Corp.(1)	3,300	$822,096
		$822,096

Auto Components — 2.0%
Aptiv PLC(1)	2,550	$248,625
Delphi Technologies PLC(1)	9,016	451,702
		$700,327

Banks — 6.8%
Bank of America Corp.(1)	35,179	$1,021,598
JPMorgan Chase & Co.(1)	6,969	745,753
KeyCorp(1)	18,807	365,608
PNC Financial Services Group, Inc. (The)(1)	2,000	286,820
		$2,419,779

Beverages — 1.2%
Constellation Brands, Inc., Class A(1)	1,858	$414,483
		$414,483

Biotechnology — 3.2%
AbbVie, Inc.(1)	1,985	$196,396
Alexion Pharmaceuticals, Inc.(1)(2)	1,694	196,724
Biogen, Inc.(1)(2)	639	187,841
Celgene Corp.(1)(2)	1,231	96,855
Gilead Sciences, Inc.(1)	4,566	307,748
Vertex Pharmaceuticals, Inc.(1)(2)	974	149,996
		$1,135,560

Capital Markets — 1.4%
Charles Schwab Corp. (The)(1)	8,685	$483,060
		$483,060

Commercial Services & Supplies — 1.1%
Deluxe Corp.(1)	5,966	$396,978
		$396,978

Security	Shares	Value

Consumer Finance — 1.8%
Ally Financial, Inc.(1)	13,378	$343,146
Navient Corp.(1)	21,100	291,391
		$634,537

Containers & Packaging — 1.7%
Ball Corp.(1)	16,836	$622,090
		$622,090

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.(1)	16,308	$777,402
		$777,402

Electric Utilities — 2.0%
Edison International(1)	6,730	$418,337
NextEra Energy, Inc.(1)	1,866	309,401
		$727,738

Energy Equipment & Services — 0.9%
Halliburton Co.(1)	6,524	$324,504
		$324,504

Equity Real Estate Investment Trusts (REITs) — 2.6%
Equity Residential(1)	8,365	$535,276
Public Storage(1)	1,926	408,004
		$943,280

Food & Staples Retailing — 1.3%
Performance Food Group Co.(1)(2)	12,926	$462,104
		$462,104

Food Products — 3.4%
Mondelez International, Inc., Class A(1)	19,850	$779,510
Pinnacle Foods, Inc.(1)	6,598	421,876
		$1,201,386

Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp.(1)(2)	14,750	$448,253
Danaher Corp.(1)	4,572	453,908
Medtronic PLC(1)	2,184	188,523
		$1,090,684

5	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 1.6%
Aetna, Inc.(1)	3,325	$585,632
		$585,632

Household Durables — 0.8%
D.R. Horton, Inc.(1)	7,100	$299,691
		$299,691

Industrial Conglomerates — 1.0%
3M Co.(1)	1,767	$348,505
		$348,505

Insurance — 4.6%
American Financial Group, Inc.(1)	4,157	$456,771
American International Group, Inc.(1)	14,400	760,176
First American Financial Corp.(1)	8,377	436,274
		$1,653,221

Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc.(1)(2)	753	$1,227,104
Netflix, Inc.(1)(2)	1,000	351,600
		$1,578,704

Internet Software & Services — 7.1%
Alphabet, Inc., Class C(1)(2)	1,049	$1,138,155
Facebook, Inc., Class A(1)(2)	5,771	1,106,762
GoDaddy, Inc., Class A(1)(2)	3,872	277,196
		$2,522,113

IT Services — 2.8%
Amdocs, Ltd.(1)	6,719	$453,264
Cognizant Technology Solutions Corp., Class A(1)	7,416	558,795
		$1,012,059

Machinery — 0.8%
Parker-Hannifin Corp.(1)	1,625	$277,712
		$277,712

Media — 2.5%
Walt Disney Co. (The)(1)	8,964	$891,649
		$891,649

Security	Shares	Value

Metals & Mining — 0.5%
Rio Tinto PLC ADR(1)	3,248	$184,162
		$184,162

Multi-Utilities — 0.8%
Sempra Energy(1)	2,824	$300,841
		$300,841

Oil, Gas & Consumable Fuels — 5.4%
ConocoPhillips(1)	6,488	$437,226
Diamondback Energy, Inc.(1)	2,800	338,128
Exxon Mobil Corp.(1)	8,653	702,970
Phillips 66(1)	3,797	442,313
		$1,920,637

Pharmaceuticals — 5.5%
Jazz Pharmaceuticals PLC(1)(2)	2,471	$417,599
Johnson & Johnson(1)	7,772	929,687
Pfizer, Inc.(1)	17,111	614,798
		$1,962,084

Road & Rail — 1.3%
CSX Corp.(1)	7,090	$458,368
		$458,368

Semiconductors & Semiconductor Equipment — 4.2%
Broadcom, Inc.(1)	1,278	$322,146
QUALCOMM, Inc.(1)	8,612	500,529
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	7,585	293,540
Texas Instruments, Inc.(1)	3,495	391,125
		$1,507,340

Software — 6.5%
Adobe Systems, Inc.(1)(2)	2,306	$574,840
Intuit, Inc.(1)	2,708	545,933
Microsoft Corp.(1)	12,034	1,189,440
		$2,310,213

Specialty Retail — 3.3%
Home Depot, Inc. (The)(1)	3,826	$713,740
TJX Cos., Inc. (The)(1)	5,286	477,432
		$1,191,172

6	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.(1)	7,721	$1,442,823
HP, Inc.(1)	25,270	556,698
		$1,999,521

Tobacco — 1.2%
Philip Morris International, Inc.(1)	5,372	$427,289
		$427,289

Total Common Stocks (identified cost $29,216,402)		$35,841,312

Short-Term Investments — 0.3%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(3)	105,000	$105,011

Total Short-Term Investments (identified cost $105,007)		$105,011

Total Purchased Options — 0.3% (identified cost $163,541)		$103,295

Total Investments — 101.0% (identified cost $29,484,950)		$36,049,618

Total Written Options — (0.3)% (premiums received $164,335)		$(87,035)

Other Assets, Less Liabilities — (0.7)%		$(267,022)

Net Assets — 100.0%		$35,695,561

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018.

Purchased Put Options — 0.3%
Exchange-Traded Options — 0.3%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	10	$2,705,270	$2,525	6/1/18	$75
S&P 500 Index	10	2,705,270	2,580	6/4/18	350
S&P 500 Index	10	2,705,270	2,575	6/6/18	975
S&P 500 Index	10	2,705,270	2,650	6/8/18	5,150
S&P 500 Index	11	2,975,797	2,660	6/11/18	8,470
S&P 500 Index	11	2,975,797	2,630	6/13/18	7,480
S&P 500 Index	11	2,975,797	2,625	6/15/18	8,910
S&P 500 Index	10	2,705,270	2,650	6/18/18	12,200
S&P 500 Index	10	2,705,270	2,625	6/20/18	10,200
S&P 500 Index	10	2,705,270	2,640	6/22/18	13,500
S&P 500 Index	11	2,975,797	2,585	6/25/18	9,240
S&P 500 Index	10	2,705,270	2,625	6/27/18	13,600
S&P 500 Index	11	2,975,797	2,600	6/29/18	13,145
Total					$103,295

Written Call Options — (0.3)%
Exchange-Traded Options — (0.3)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	10	$2,705,270	$2,725	6/4/18	$(3,150)
S&P 500 Index	10	2,705,270	2,720	6/6/18	(7,650)
S&P 500 Index	10	2,705,270	2,775	6/8/18	(525)
S&P 500 Index	11	2,975,797	2,780	6/11/18	(632)
S&P 500 Index	11	2,975,797	2,760	6/13/18	(3,383)
S&P 500 Index	11	2,975,797	2,755	6/15/18	(5,665)
S&P 500 Index	10	2,705,270	2,775	6/18/18	(2,525)
S&P 500 Index	10	2,705,270	2,750	6/20/18	(8,200)
S&P 500 Index	10	2,705,270	2,760	6/22/18	(6,700)
S&P 500 Index	11	2,975,797	2,730	6/25/18	(20,020)
S&P 500 Index	10	2,705,270	2,755	6/27/18	(10,050)
S&P 500 Index	11	2,975,797	2,740	6/29/18	(18,535)
Total					$(87,035)

Abbreviations:

ADR	–	American Depositary Receipt

7	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2018
Unaffiliated investments, at value (identified cost, $29,379,943)	$35,944,607
Affiliated investment, at value (identified cost, $105,007)	105,011
Dividends receivable	61,052
Dividends receivable from affiliated investment	170
Receivable for premiums on written options	18,711
Receivable for Fund shares sold	753
Tax reclaims receivable	760
Receivable from affiliate	21,473
Total assets	$36,152,537

Liabilities
Written options outstanding, at value (premiums received, $164,335)	$87,035
Payable for investments purchased	14,731
Payable for closed written options	26,449
Payable for Fund shares redeemed	216,670
Payable to affiliates:
Investment adviser fee	27,544
Distribution and service fees	7,180
Trustees’ fees	372
Accrued expenses	76,995
Total liabilities	$456,976
Net Assets	$35,695,561

Sources of Net Assets
Paid-in capital	$31,798,212
Accumulated undistributed net investment income	101,897
Accumulated net realized loss	(2,846,427)
Net unrealized appreciation	6,641,879
Total	$35,695,561

Class A Shares
Net Assets	$12,852,763
Shares Outstanding	1,432,237
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.97
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.52

Class C Shares
Net Assets	$5,235,941
Shares Outstanding	591,169
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.86

Class I Shares
Net Assets	$17,606,857
Shares Outstanding	1,956,305
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.00

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2018
Dividends (net of foreign taxes, $1,782)	$332,735
Dividends from affiliated investment	1,463
Total investment income	$334,198

Expenses
Investment adviser fee	$172,168
Distribution and service fees
Class A	17,176
Class C	27,757
Trustees’ fees and expenses	1,020
Custodian fee	39,151
Transfer and dividend disbursing agent fees	16,796
Legal and accounting services	18,890
Printing and postage	9,002
Registration fees	36,044
Miscellaneous	7,510
Total expenses	$345,514
Deduct —
Allocation of expenses to affiliate	$128,325
Total expense reductions	$128,325

Net expenses	$217,189

Net investment income	$117,009

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,775,442
Investment transactions — affiliated investment	11
Written options	(1,237,801)
Foreign currency transactions	1,425
Net realized gain	$1,539,077
Change in unrealized appreciation (depreciation) —
Investments	$(1,756,165)
Investments — affiliated investment	5
Written options	553,620
Foreign currency	(1,301)
Net change in unrealized appreciation (depreciation)	$(1,203,841)

Net realized and unrealized gain	$335,236

Net increase in net assets from operations	$452,245

9	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
From operations —
Net investment income	$117,009	$399,356
Net realized gain	1,539,077	1,334,144
Net change in unrealized appreciation (depreciation)	(1,203,841)	2,195,923
Net increase in net assets from operations	$452,245	$3,929,423
Distributions to shareholders —
From net investment income
Class A	$(111,247)	$(157,566)
Class I	(187,145)	(240,850)
Total distributions to shareholders	$(298,392)	$(398,416)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,591,366	$4,343,822
Class C	23,754	344,433
Class I	2,478,833	7,430,122
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	97,184	139,690
Class I	176,263	201,332
Cost of shares redeemed
Class A	(4,714,967)	(8,483,783)
Class C	(759,647)	(2,443,594)
Class I	(4,289,231)	(14,703,540)
Net decrease in net assets from Fund share transactions	$(5,396,445)	$(13,171,518)

Net decrease in net assets	$(5,242,592)	$(9,640,511)

Net Assets
At beginning of period	$40,938,153	$50,578,664
At end of period	$35,695,561	$40,938,153

Accumulated undistributed net investment income included in net assets
At end of period	$101,897	$283,280

10	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2018

Financial Highlights

	Class A
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$8.940		$8.230		$8.460		$8.110		$7.810		$6.960

Income (Loss) From Operations
Net investment income(1)	$0.027		$0.079		$0.089		$0.062		$0.018		$0.035
Net realized and unrealized gain (loss)	0.067		0.697		(0.289)		0.288		0.397		1.045

Total income (loss) from operations	$0.094		$0.776		$(0.200)		$0.350		$0.415		$1.080

Less Distributions
From net investment income	$(0.064)		$(0.066)		$(0.030)		$—		$(0.003)		$(0.028)
Tax return of capital	—		—		—		—		(0.112)		(0.202)

Total distributions	$(0.064)		$(0.066)		$(0.030)		$—		$(0.115)		$(0.230)

Net asset value — End of period	$8.970		$8.940		$8.230		$8.460		$8.110		$7.810

Total Return(2)	1.05	%(3)(4)	9.49	%(4)	(2.37	)%(4)	4.32	%(4)	5.36	%(5)	15.63	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,853		$15,791		$18,464		$20,695		$14,214		$18,554
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.15	%(4)(7)	1.15	%(4)	1.15	%(4)	1.15	%(4)	1.41	%(5)	1.50	%(5)
Net investment income	0.60	%(7)	0.93%		1.09%		0.74%		0.22%		0.48%
Portfolio Turnover	46	%(3)	113%		130%		118%		106%		45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.67%, 0.57%, 0.44% and 0.64% of average daily net assets for the six months ended May 31, 2018 and the years ended November 30, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.68% and 0.49% of average daily net assets for the years ended November 30, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2018

Financial Highlights — continued

	Class C
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$8.790		$8.090		$8.350		$8.070		$7.800		$6.950

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.007)		$0.015		$0.029		$(0.000	)(2)	$(0.043)		$(0.020)
Net realized and unrealized gain (loss)	0.077		0.685		(0.289)		0.280		0.397		1.040

Total income (loss) from operations	$0.070		$0.700		$(0.260)		$0.280		$0.354		$1.020

Less Distributions
From net investment income	$—		$—		$—		$—		$(0.002)		$(0.021)
Tax return of capital	—		—		—		—		(0.082)		(0.149)

Total distributions	$—		$—		$—		$—		$(0.084)		$(0.170)

Net asset value — End of period	$8.860		$8.790		$8.090		$8.350		$8.070		$7.800

Total Return(3)	0.80	%(4)(5)	8.65	%(5)	(3.11	)%(5)	3.47	%(5)	4.58	%(6)	14.75	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,236		$5,928		$7,471		$8,591		$8,504		$9,841
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.90	%(5)(8)	1.90	%(5)	1.90	%(5)	1.90	%(5)	2.16	%(6)	2.25	%(6)
Net investment income (loss)	(0.16	)%(8)	0.18%		0.35%		(0.00	)%(9)	(0.54)%		(0.27)%
Portfolio Turnover	46	%(4)	113%		130%		118%		106%		45%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.67%, 0.57%, 0.44% and 0.64% of average daily net assets for the six months ended May 31, 2018 and the years ended November 30, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.68% and 0.49% of average daily net assets for the years ended November 30, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Amount is less than (0.005)%.

12	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2018

Financial Highlights — continued

	Class I
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$8.970		$8.270		$8.490		$8.120		$7.810		$6.970

Income (Loss) From Operations
Net investment income(1)	$0.038		$0.099		$0.111		$0.084		$0.036		$0.054
Net realized and unrealized gain (loss)	0.080		0.690		(0.287)		0.286		0.400		1.036

Total income (loss) from operations	$0.118		$0.789		$(0.176)		$0.370		$0.436		$1.090

Less Distributions
From net investment income	$(0.088)		$(0.089)		$(0.044)		$—		$(0.004)		$(0.030)
Tax return of capital	—		—		—		—		(0.122)		(0.220)

Total distributions	$(0.088)		$(0.089)		$(0.044)		$—		$(0.126)		$(0.250)

Net asset value — End of period	$9.000		$8.970		$8.270		$8.490		$8.120		$7.810

Total Return(2)	1.32	%(3)(4)	9.63	%(4)	(2.08	)%(4)	4.56	%(4)	5.63	%(5)	15.77	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,607		$19,220		$24,644		$24,449		$12,050		$7,762
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.90	%(4)(7)	0.90	%(4)	0.90	%(4)	0.90	%(4)	1.16	%(5)	1.25	%(5)
Net investment income	0.85	%(7)	1.16%		1.35%		1.01%		0.45%		0.73%
Portfolio Turnover	46	%(3)	113%		130%		118%		106%		45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.67%, 0.57%, 0.44% and 0.64% of average daily net assets for the six months ended May 31, 2018 and the years ended November 30, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.68% and 0.49% of average daily net assets for the years ended November 30, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Hedged Stock Fund

May 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hedged Stock Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options, over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

14

Eaton Vance

Hedged Stock Fund

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

As of May 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K  Interim Financial Statements — The interim financial statements relating to May 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund intends to make annual distributions from its cash available for distribution, which is determined by the Fund’s investment adviser and generally consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums received, and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain

15

Eaton Vance

Hedged Stock Fund

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $4,837,380 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2017, $2,228,989 are short-term and $2,608,391 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at May 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,435,368

Gross unrealized appreciation	$7,167,328
Gross unrealized depreciation	(640,113)

Net unrealized appreciation	$6,527,215

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended May 31, 2018, the investment adviser fee amounted to $172,168 or 0.90% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.15%, 1.90% and 0.90% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 31, 2019. Pursuant to this agreement, EVM was allocated $128,325 of the Fund’s operating expenses for the six months ended May 31, 2018. EVM serves as the administrator to the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2018, EVM earned $1,181 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $194 as its portion of the sales charge on sales of Class A shares for the six months ended May 31, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

During the six months ended May 31, 2018, EVM reimbursed the Fund $24,061 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2018 amounted to $17,176 for Class A shares.

16

Eaton Vance

Hedged Stock Fund

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended May 31, 2018, the Fund paid or accrued to EVD $20,818 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended May 31, 2018 amounted to $6,939 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended May 31, 2018, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $17,632,257 and $24,711,100, respectively, for the six months ended May 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017

Sales	179,092	511,535
Issued to shareholders electing to receive payments of distributions in Fund shares	10,846	16,912
Redemptions	(524,738)	(1,004,269)

Net decrease	(334,800)	(475,822)

Class C	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017

Sales	2,706	41,180
Redemptions	(85,928)	(289,853)

Net decrease	(83,222)	(248,673)

17

Eaton Vance

Hedged Stock Fund

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017

Sales	277,522	869,357
Issued to shareholders electing to receive payments of distributions in Fund shares	19,628	24,315
Redemptions	(482,529)	(1,732,037)

Net decrease	(185,379)	(838,365)

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at May 31, 2018 is included in the Portfolio of Investments. At May 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection. The Fund also enters into put option spread transactions on the S&P 500 index, which involves purchasing put options at a specific exercise price while also writing the same number of puts at a lower exercise price. A put option spread can lower the net cost of the Fund’s market hedging activities, since the premiums received from writing put options will offset, in part, the premiums paid to purchase the put options.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at May 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Purchased options	$103,295	$—
Written options	—	(87,035)

Total	$103,295	$(87,035)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

18

Eaton Vance

Hedged Stock Fund

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended May 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(490,741)	$30,063
Written options	(1,237,801)	553,620

	$(1,728,542)	$583,683

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased and written options contracts outstanding during the six months ended May 31, 2018, which are indicative of the volume of these derivative types, were 135 and 135 contracts, respectively.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2018.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$35,841,312 *	$—	$—	$35,841,312
Short-Term Investments	—	105,011	—	105,011
Purchased Put Options	103,295	—	—	103,295

Total Investments	$35,944,607	$105,011	$—	$36,049,618

Liability Description

Written Call Options	$(87,035)	$—	$—	$(87,035)

Total	$(87,035)	$—	$—	$(87,035)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Hedged Stock Fund

May 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Hedged Stock Fund

May 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Hedged Stock Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in stocks and put options on indices and selling call options on indices. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

21

Eaton Vance

Hedged Stock Fund

May 31, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and lower than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Eaton Vance

Hedged Stock Fund

May 31, 2018

Officers and Trustees

Officers of Eaton Vance Hedged Stock Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Hedged Stock Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7764    5.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 23, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018